American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
March 31, 2020

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 1.2%
HEICO Corp.	64,889	4,841,368
Auto Components — 0.9%
Aptiv plc	71,987	3,544,639
Beverages — 1.5%
Constellation Brands, Inc., Class A	40,750	5,841,920
Biotechnology — 2.9%
ACADIA Pharmaceuticals, Inc.(1)	51,080	2,158,130
Argenx SE ADR(1)	13,090	1,724,346
Exact Sciences Corp.(1)	56,921	3,301,418
Immunomedics, Inc.(1)	180,309	2,430,565
Turning Point Therapeutics, Inc.(1)	35,785	1,598,158
		11,212,617
Building Products — 3.2%
Fortune Brands Home & Security, Inc.	133,160	5,759,170
Trane Technologies plc	81,420	6,724,478
		12,483,648
Capital Markets — 5.5%
LPL Financial Holdings, Inc.	149,775	8,152,253
MarketAxess Holdings, Inc.	5,969	1,985,110
MSCI, Inc.	29,628	8,561,307
Tradeweb Markets, Inc., Class A	68,196	2,866,960
		21,565,630
Chemicals — 0.5%
Albemarle Corp.	33,561	1,891,834
Commercial Services and Supplies — 0.6%
Cintas Corp.	12,794	2,216,177
Communications Equipment — 4.3%
Arista Networks, Inc.(1)	40,783	8,260,597
F5 Networks, Inc.(1)	82,473	8,794,096
		17,054,693
Construction Materials — 0.7%
Vulcan Materials Co.	25,761	2,783,991
Containers and Packaging — 1.6%
Ball Corp.	96,732	6,254,691
Distributors — 1.4%
LKQ Corp.(1)	267,047	5,477,134
Diversified Consumer Services — 1.9%
Bright Horizons Family Solutions, Inc.(1)	32,159	3,280,218
Chegg, Inc.(1)	113,631	4,065,717
		7,345,935
Electrical Equipment — 3.9%
AMETEK, Inc.	115,293	8,303,402
nVent Electric plc	213,304	3,598,438

Sensata Technologies Holding plc(1)	113,921	3,295,735
		15,197,575
Electronic Equipment, Instruments and Components — 3.8%
Cognex Corp.	208,298	8,794,342
Keysight Technologies, Inc.(1)	74,899	6,267,548
		15,061,890
Equity Real Estate Investment Trusts (REITs) — 4.2%
SBA Communications Corp.	61,647	16,642,841
Health Care Equipment and Supplies — 6.2%
DexCom, Inc.(1)	20,782	5,595,969
Masimo Corp.(1)	34,448	6,101,430
Teleflex, Inc.	31,541	9,237,097
Varian Medical Systems, Inc.(1)	32,037	3,288,919
		24,223,415
Health Care Providers and Services — 4.5%
Centene Corp.(1)	129,733	7,707,438
Encompass Health Corp.	152,637	9,773,347
		17,480,785
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A(1)	19,537	3,055,001
Hotels, Restaurants and Leisure — 4.9%
Chipotle Mexican Grill, Inc.(1)	9,637	6,306,453
Hilton Worldwide Holdings, Inc.	57,972	3,956,009
Las Vegas Sands Corp.	88,443	3,756,174
Planet Fitness, Inc., Class A(1)	103,874	5,058,664
		19,077,300
Household Durables — 0.5%
D.R. Horton, Inc.	53,551	1,820,734
Interactive Media and Services — 2.2%
Twitter, Inc.(1)	345,855	8,494,199
IT Services — 7.5%
Fiserv, Inc.(1)	172,929	16,426,525
Square, Inc., Class A(1)	154,876	8,112,405
Twilio, Inc., Class A(1)	54,324	4,861,455
		29,400,385
Life Sciences Tools and Services — 2.5%
Bruker Corp.	122,494	4,392,635
Mettler-Toledo International, Inc.(1)	8,090	5,586,226
		9,978,861
Machinery — 2.1%
Graco, Inc.	96,035	4,679,785
Parker-Hannifin Corp.	26,519	3,440,310
		8,120,095
Personal Products — 1.2%
Shiseido Co. Ltd.	78,100	4,613,510
Professional Services — 2.9%
IHS Markit Ltd.	71,426	4,285,560
Verisk Analytics, Inc.	50,739	7,072,002
		11,357,562

Road and Rail — 1.4%
J.B. Hunt Transport Services, Inc.	60,228	5,554,828
Semiconductors and Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.(1)	189,054	8,598,176
Marvell Technology Group Ltd.	165,483	3,744,880
Micron Technology, Inc.(1)	140,213	5,897,359
Skyworks Solutions, Inc.	47,235	4,221,864
Teradyne, Inc.	77,324	4,188,641
Xilinx, Inc.	18,377	1,432,304
		28,083,224
Software — 12.9%
Atlassian Corp. plc, Class A(1)	46,288	6,353,491
Cadence Design Systems, Inc.(1)	137,334	9,069,537
Coupa Software, Inc.(1)	22,163	3,096,836
Envestnet, Inc.(1)	56,282	3,026,846
Palo Alto Networks, Inc.(1)	25,541	4,187,702
Paycom Software, Inc.(1)	25,476	5,146,407
Proofpoint, Inc.(1)	46,242	4,743,967
RingCentral, Inc., Class A(1)	34,949	7,406,042
Splunk, Inc.(1)	58,255	7,353,529
		50,384,357
Specialty Retail — 2.6%
Burlington Stores, Inc.(1)	37,400	5,926,404
Five Below, Inc.(1)	58,251	4,099,705
		10,026,109
Textiles, Apparel and Luxury Goods — 0.7%
lululemon athletica, Inc.(1)	15,417	2,922,292
Trading Companies and Distributors — 0.7%
Fastenal Co.	83,194	2,599,812
TOTAL COMMON STOCKS (Cost $395,399,332)		386,609,052
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $1,444,873), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $1,416,780)		1,416,780
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,003,678	3,003,678
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,420,458)		4,420,458
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $399,819,790)		391,029,510
OTHER ASSETS AND LIABILITIES†		(34,570)
TOTAL NET ASSETS — 100.0%		$390,994,940

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	10,613,790	USD	96,826	Bank of America N.A.	6/30/20	$2,255
JPY	19,259,460	USD	178,041	Bank of America N.A.	6/30/20	1,748
USD	3,765,974	JPY	410,001,570	Bank of America N.A.	6/30/20	(61,433)
USD	179,596	JPY	19,892,070	Bank of America N.A.	6/30/20	(6,098)
USD	339,382	JPY	37,113,120	Bank of America N.A.	6/30/20	(7,073)
USD	208,105	JPY	22,422,510	Bank of America N.A.	6/30/20	(1,211)
						$(71,812)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	381,995,542	4,613,510	—
Temporary Cash Investments	3,003,678	1,416,780	—
	384,999,220	6,030,290	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,003	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	75,815	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.